Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2040 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2040 Fund - Class A
Bar Chart Table:
Annual Return 2019	26.15%
Annual Return 2020	17.50%
Annual Return 2021	15.92%
Annual Return 2022	(19.26%)